Revenue Recognition - Contract Balances, Information About Receivables and Deferred Revenue (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Trade receivables, billed	$ 25.7	$ 25.7	$ 40.3
Unbilled accounts receivable, current	7.4	7.4	9.5
Unbilled accounts receivable, long term	10.6	10.6	10.6
Deferred revenue (contract liabilities)	25.5	25.5	$ 31.7
Revenue recognized that was included in deferred revenue	$ 8.9	$ 22.3